RENTAL PROPERTIES	12 Months Ended
Dec. 31, 2022
Investment property [abstract]
RENTAL PROPERTIES	RENTAL PROPERTIES
Management is responsible for fair value measurements included in the financial statements, including Level 3 measurements. The valuation processes and results are reviewed and approved by the Valuation Committee once every quarter, in line with the Company’s quarterly reporting dates. The Valuation Committee consists of individuals who are knowledgeable and have experience in the fair value techniques for the real estate properties held by the Company. The Valuation Committee decides on the appropriate valuation methodologies for new real estate properties and contemplates changes in the valuation methodology for existing real estate holdings. Additionally, the Valuation Committee analyzes the movements in each property’s (or group of properties') value, which involves assessing the validity of the inputs applied in the valuation.

The following table presents the changes in the rental property balances for the years ended December 31, 2022 and December 31, 2021.

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Opening balance	$7,978,396	$6,321,918
Acquisitions(1)	2,362,185	1,835,235
Capital expenditures	326,460	198,602
Fair value adjustments(2)	858,987	990,575
Dispositions(3)	(80,369)	(1,367,934)
Balance, end of year	$11,445,659	$7,978,396
(1) The total purchase price includes $3,021 (2021 - $2,720) of capitalized transaction costs in relation to the acquisitions.
(2) Fair value adjustments include realized fair value gains of $12,997 for the year ended December 31, 2022 (2021- $409) on the single-family rental properties.
(3) Dispositions for the year ended December 31, 2021 reflect the deconsolidation of the $1,333,406 U.S. multi-family rental portfolio on March 31, 2021.

The Company used the following techniques to determine the fair value measurements included in the consolidated financial statements categorized under Level 3.

Single-family rental homes

Valuation methodology

The fair value of single-family rental homes is typically determined based on comparable sales primarily by using adjusted Home Price Index (“HPI”) and periodically Broker Price Opinions (“BPOs”), as applicable. In addition, homes that were purchased in the last three to six months (or properties purchased in the year that are not yet stabilized) from the reporting date are recorded at their purchase price plus the cost of capital expenditures.

BPOs are quoted by qualified brokers who hold active real estate licenses and have market experience in the locations and segments of the properties being valued. The brokers value each property based on recent comparable sales and active comparable listings in the area, assuming the properties were all renovated to an average standard in their respective areas. The Company typically obtains a BPO when a home is first included in a securitization or other long-term financing vehicle.
Adjusted HPI is used to update the value, on a quarterly basis, of single-family rental homes that were most recently valued using a BPO as well as single-family rental homes held for more than six months following initial acquisition. The HPI is calculated based on a repeat-sales model using large real estate information databases compiled from public records. The HPI was calculated as at November 30, 2022 for rental homes acquired prior to October 1, 2022 and has been adjusted based on management's judgment informed by recent transactions and other relevant factors. The quarterly HPI change is then applied to the previously recorded fair value of the rental homes. The data used to determine the fair value of the Company’s single-family rental homes is specific to the zip code in which the property is located.
Adjusted HPI growth during the quarter was 0.7%, net of capital expenditures (2021 - 5.2%). There were no homes valued using the BPO method during the quarter (2021 - 3,395 homes). This resulted in a fair value gain of $56,414 for the quarter ended December 31, 2022 (2021 - $261,676).

HPI growth during the year was 17.4% (2021 - 21.4%). Adjusted HPI growth during the year was 12.3%, net of capital expenditures, compared to 19.8% in the prior year. There were 4,166 homes valued using the BPO method during the year (2021 - 3,674 homes), and the combined methodologies of adjusted HPI and BPO resulted in a fair value gain of $858,987 for the year ended December 31, 2022 (2021 - $990,575).
Sensitivity

The adjusted HPI change during the year was 12.3% (2021 - 19.8%). If the change in the adjusted HPI increased or decreased by 2.0%, the impact on the single-family rental property balance at December 31, 2022 would be $155,924 and ($155,924), respectively (2021 - $99,015 and ($99,015)).